Credit Risk Concentrations	12 Months Ended
Dec. 31, 2014
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]

Note 4—Credit Risk Concentrations

Concentrations of credit risk may arise when a number of properties or tenants are located in a similar geographic region such that the economic conditions of that region could impact tenants’ obligations to meet their contractual obligations or cause the values of individual properties to decline. The Account has no significant concentrations of tenants as no single tenant has annual contract rent that makes up more than 2.6% of the rental income of the Account.

The following table represents the diversification of the Account’s portfolio by region and property type:

Diversification by Fair Value(1)

	East	West	South	Midwest	Total
Office	20.9%	16.8%	6.9%	0.3%	44.9%
Apartment	10.6%	8.6%	3.5%	—	22.7%
Retail	4.0%	3.9%	7.5%	0.3%	15.7%
Industrial	1.4%	7.4%	3.8%	0.9%	13.5%
Other(2)	2.8%	0.2%	0.1%	0.1%	3.2%

Total	39.7%	36.9%	21.8%	1.6%	100.0%

(1)	Wholly owned properties are represented at fair value and gross of any debt, while joint venture properties are represented at the net equity value.

(2)	Represents interest in Storage Portfolio investment and a fee interest encumbered by a ground lease real estate investment.

Properties in the “East” region are located in: CT, DC, DE, KY, MA, MD, ME, NC, NH, NJ, NY, PA, RI, SC, VA, VT, WV

Properties in the “West” region are located in: AK, AZ, CA, CO, HI, ID, MT, NM, NV, OR, UT, WA, WY

Properties in the “South” region are located in: AL, AR, FL, GA, LA, MS, OK, TN, TX

Properties in the “Midwest” region are located in: IA, IL, IN, KS, MI, MN, MO, ND, NE, OH, SD, WI